BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 635,155	$ 1,722,506
Prepaid expenses	242,752	812,724
Total current assets	877,907	2,535,230
Investments held in Trust Account	173,488,201	171,656,153
Total Assets	174,366,108	174,191,383
Current liabilities:
Accounts payable	177,157	51,807
Accrued expenses	2,444,352	1,656,137
Franchise tax payable	42,705	185,205
Income tax payable	181,374
Total current liabilities	2,845,588	1,893,149
Derivative warrant liability	424,940	5,571,410
Deferred underwriting commissions in connection with the initial public offering	2,102,284	6,006,525
Total Liabilities	5,372,812	13,471,084
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of December 31, 2022 and 2021
Additional paid-in capital	0	0
Accumulated deficit	(4,171,255)	(10,895,130)
Total stockholders' deficit	(4,170,826)	(10,894,701)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	174,366,108	174,191,383
Common stock subject to possible redemption
Current liabilities:
Common stock subject to possible redemption; 17,161,500 shares at redemption value of approximately $10.09 and $10.00 per share as of December 31, 2022 and 2021, respectively	173,164,122	171,615,000
Common stock not subject to possible redemption
Stockholders' Deficit:
Common stock, $0.0001 par value; 400,000,000 shares authorized; 4,290,375 shares issued and outstanding as of December 31, 2022 and 2021 (excluding 17,161,500 shares subject to possible redemption)	$ 429	$ 429